Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flows provided by Operating Activities:
Net income	$ 54	$ 2,726
Increase (Decrease) in:
Trade accounts receivable		(223)
Advances to various creditors	(4)	47
Prepayments and other	(105)	59
Increase (Decrease) in:
Due to related Parties	(1,043)	(156)
Accounts payable	48	(81)
Other non-current liabilities	(200)	(200)
Accrued liabilities	108	66
Unearned revenue		(916)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of fixed assets including vessels and amortization of deferred financing fees	29	2,393
Translation gain of foreign currency denominated loan		(75)
Stock-based compensation expense		69
Change in fair value of financial instruments (Note 16)	(281)	(660)
Loss on sale of other fixed assets	5
Net Cash provided by (used in) Operating Activities	(1,389)	3,049
Cash Flows provided by (used in) Investing Activities:
Advances for vessels acquisitions / under construction (Note 4)	(6,000)
Decrease in restricted cash	163	1,132
Net proceeds from sale of other fixed assets		50
Net Cash provided by (used in) Investing Activities	(5,837)	1,182
Cash Flows used in Financing Activities:
Principal payments of debt		(4,231)
Net Cash used in Financing Activities		(4,231)
Net decrease in cash and cash equivalents	(7,226)
Cash and cash equivalents at beginning of period	9,706
Cash and cash equivalents at end of period	$ 2,480